General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
General And Administrative Expenses
Summary of General and Administrative Expenses

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Personnel expenses	(31,317)	(28,245)	(25,158)
Compensation, Payroll charges, Welfare benefits, Provision for labor claims, Dismissals, Training and Other (1)	(24,558)	(22,273)	(20,693)
Employees’ profit sharing and Share-based payment (2)	(6,759)	(5,972)	(4,465)
Administrative expenses	(17,954)	(16,080)	(16,904)
Third-Party and Financial System Services, Security, Transportation and Travel expenses	(7,873)	(7,335)	(7,224)
Data processing and telecommunications	(4,359)	(3,953)	(3,983)
Installations and Materials	(2,201)	(2,142)	(2,326)
Advertising, promotions and publicity	(2,003)	(1,389)	(1,095)
Other	(1,518)	(1,261)	(2,276)
Depreciation and amortization	(5,750)	(5,548)	(5,064)
Other expenses	(14,143)	(12,676)	(17,081)
Selling - credit cards	(6,183)	(5,292)	(4,391)
Claims losses	(1,143)	(1,038)	(778)
Selling of non-financial products	(365)	-	-
Loss on sale of other assets, fixed assets and investments in associates and joint ventures	(133)	(119)	(683)
Provision for lawsuits civil	(1,072)	(1,041)	(1,080)
Provision for tax and social security lawsuits	(607)	317	(191)
Refund of interbank costs	(354)	(352)	(270)
Impairment	(16)	(440)	(6,201)
Other	(4,270)	(4,711)	(3,487)
Total	(69,164)	(62,549)	(64,207)
1) Includes the effects of the Voluntary Severance Program.
2) As a result of the reduction of the minority interest in XP Inc. and subsequent merger of XPart S.A., in October 2021, there was an increase in the number of ITUB4 shares to be delivered under the variable compensation plans. Payments occured in 2022 are reflected in Share-based payment (Note 20).